UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Value Opportunities Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$1,171,814,769
Total Investments (Cost - $893,086,607) – 100.2%	1,171,814,769
Liabilities in Excess of Other Assets – (0.2)%	(1,844,397)
Net Assets – 100.0%	$1,169,970,372

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,171,814,769 and 99.5%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.5%
Ceradyne, Inc. (a)	108,600	$4,234,314
Curtiss-Wright Corp.	255,900	8,283,483
Esterline Technologies Corp. (a)	136,900	10,459,160
Moog, Inc., Class A (a)	186,600	8,120,832
Spirit Aerosystems Holdings, Inc., Class A (a)	80,800	1,777,600
Triumph Group, Inc.	82,650	8,230,287
		41,105,676
Automobiles — 0.4%
Thor Industries, Inc.	178,000	5,133,520
Biotechnology — 0.3%
Arena Pharmaceuticals, Inc. (a)(b)	1,211,900	1,648,184
MannKind Corp. (a)(b)	484,500	1,841,100
		3,489,284
Capital Markets — 1.0%
BGC Partners, Inc.	498,914	3,856,605
Investment Technology Group, Inc. (a)	365,700	5,127,114
Piper Jaffray Cos. (a)	109,826	3,164,087
		12,147,806
Chemicals — 3.8%
Arch Chemicals, Inc.	175,100	6,030,444
Ferro Corp. (a)	291,400	3,916,416
Huntsman Corp.	657,400	12,391,990
OM Group, Inc. (a)	152,900	6,213,856
Rockwood Holdings, Inc. (a)	249,100	13,772,739
Spartech Corp. (a)	368,000	2,241,120
		44,566,565
Commercial Banks — 7.8%
Bank of Hawaii Corp.	144,000	6,698,880
Banner Corp.	155,200	2,716,000
Community Bank System, Inc.	25,600	634,624
Cullen/Frost Bankers, Inc.	142,929	8,125,514
East-West Bancorp, Inc.	352,900	7,132,109
First Financial Bankshares, Inc. (b)	152,250	5,245,013
First Midwest Bancorp, Inc.	566,000	6,956,140
Glacier Bancorp, Inc.	302,500	4,077,700
Hancock Holding Co.	27,253	844,298
National Penn Bancshares, Inc.	912,400	7,235,332
Old National Bancorp	544,600	5,881,680
Pinnacle Financial Partners, Inc. (a)(b)	471,800	7,341,208
PrivateBancorp, Inc.	462,500	6,382,500
Sterling Bancshares, Inc.	545,509	4,451,353
Texas Capital Bancshares, Inc. (a)	22,200	573,426
UMB Financial Corp.	96,500	4,041,420
Umpqua Holdings Corp.	421,200	4,873,284
Wintrust Financial Corp.	264,100	8,498,738
		91,709,219
Communications Equipment — 2.4%
Arris Group, Inc. (a)	1,001,000	11,621,610
Harmonic, Inc. (a)	1,073,600	7,762,128

Common Stocks	Shares	Value
Communications Equipment (concluded)
Plantronics, Inc.	238,400	$8,708,752
		28,092,490
Computers & Peripherals — 0.6%
NCR Corp. (a)	400,100	7,557,889
Construction & Engineering — 0.8%
URS Corp. (a)	206,000	9,216,440
Containers & Packaging — 0.7%
Packaging Corp. of America	83,500	2,337,165
Rock-Tenn Co., Class A	81,880	5,431,919
		7,769,084
Electric Utilities — 1.7%
Allete, Inc.	216,200	8,872,848
UIL Holdings Corp.	332,700	10,762,845
		19,635,693
Electrical Equipment — 0.6%
Regal-Beloit Corp.	112,000	7,478,240
Electronic Equipment, Instruments & Components — 2.2%
Checkpoint Systems, Inc. (a)	410,200	7,334,376
Ingram Micro, Inc., Class A (a)	455,200	8,257,328
ScanSource, Inc. (a)	270,400	10,134,592
		25,726,296

Energy Equipment & Services — 3.9%
Bristow Group, Inc.	1,871	95,458
CARBO Ceramics, Inc.	8,800	1,433,960
Oil States International, Inc. (a)	100,800	8,054,928
Pioneer Drilling Co. (a)	962,100	14,662,404
Superior Energy Services, Inc. (a)	308,100	11,442,834
Tesco Corp. (a)	77,227	1,498,976
Tetra Technologies, Inc. (a)	646,400	8,228,672
		45,417,232
Food Products — 1.0%
Diamond Foods, Inc.	153,704	11,733,763
Food & Staples Retailing — 0.0%
The Fresh Market, Inc. (a)	14,000	541,520
Gas Utilities — 1.5%
South Jersey Industries, Inc.	55,200	2,997,912
Southwest Gas Corp.	372,400	14,378,364
		17,376,276
Health Care Equipment & Supplies — 5.9%
CONMED Corp. (a)	245,800	7,000,384
Hansen Medical, Inc. (a)(b)	1,219,400	4,158,154
Invacare Corp.	404,500	13,425,355
Kinetic Concepts, Inc. (a)(b)	172,700	9,952,701
MAKO Surgical Corp. (a)	81,200	2,414,076
OraSure Technologies, Inc. (a)(c)	2,422,841	20,666,834
Wright Medical Group, Inc. (a)	809,500	12,142,500
		69,760,004

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services — 6.0%
Coventry Health Care, Inc. (a)	429,200	$15,652,924
Health Net, Inc. (a)	381,200	12,232,708
Healthways, Inc. (a)	727,400	11,041,932
LCA-Vision, Inc. (a)	647,800	3,096,484
LifePoint Hospitals, Inc. (a)	113,600	4,439,488
Owens & Minor, Inc.	242,100	8,350,029
Tenet Healthcare Corp. (a)	2,503,900	15,624,336
		70,437,901
Hotels, Restaurants & Leisure — 1.7%
Gaylord Entertainment Co. (a)(b)	281,400	8,442,000
Papa John’s International, Inc. (a)	159,689	5,311,256
Ruby Tuesday, Inc. (a)	577,200	6,222,216
		19,975,472
Household Durables — 0.6%
KB Home	485,900	4,752,102
MDC Holdings, Inc.	110,039	2,711,361
		7,463,463
IT Services — 1.2%
Acxiom Corp. (a)	428,200	5,613,702
Convergys Corp. (a)	648,900	8,850,996
		14,464,698
Insurance — 2.3%
Delphi Financial Group, Inc., Class A	215,700	6,300,597
ProAssurance Corp. (a)	163,300	11,431,000
RLI Corp.	71,300	4,414,896
Safety Insurance Group, Inc.	54,800	2,303,792
Selective Insurance Group, Inc.	158,000	2,570,660
		27,020,945
Internet Software & Services — 1.6%
IAC/InterActiveCorp. (a)	330,800	12,626,636
ValueClick, Inc. (a)	383,203	6,361,170
		18,987,806
Leisure Equipment & Products — 0.2%
Leapfrog Enterprises, Inc. (a)	621,830	2,624,123
Life Sciences Tools & Services — 1.5%
Pharmaceutical Product Development, Inc.	637,300	17,105,132
Machinery — 9.2%
AGCO Corp. (a)	196,600	9,704,176
Altra Holdings, Inc. (a)	653,778	15,684,134
Astec Industries, Inc. (a)	201,200	7,440,376
Briggs & Stratton Corp.	475,500	9,443,430
CIRCOR International, Inc.	200,500	8,587,415
EnPro Industries, Inc. (a)	259,700	12,483,779
IDEX Corp.	271,100	12,429,935
Kennametal, Inc.	196,500	8,294,265
RBC Bearings, Inc. (a)	205,500	7,759,680
Robbins & Myers, Inc.	225,400	11,912,390

Common Stocks	Shares	Value
Machinery (concluded)
Terex Corp. (a)	149,300	$4,247,585
		107,987,165
Media — 0.9%
Harte-Hanks, Inc.	792,300	6,433,476
Regal Entertainment Group, Series A	321,200	3,966,820
		10,400,296
Metals & Mining — 1.2%
Carpenter Technology Corp.	221,400	12,770,352
Stillwater Mining Co. (a)	53,400	1,175,334
		13,945,686
Multi-Utilities — 2.4%
NorthWestern Corp.	297,000	9,833,670
OGE Energy Corp.	220,600	11,100,592
Vectren Corp.	276,000	7,689,360
		28,623,622
Multiline Retail — 1.4%
Big Lots, Inc. (a)	186,900	6,195,735
Fred’s, Inc.	439,614	6,343,630
Saks, Inc. (a)	332,500	3,714,025
		16,253,390
Oil, Gas & Consumable Fuels — 5.2%
Bill Barrett Corp. (a)(b)	111,000	5,144,850
Cabot Oil & Gas Corp., Class A	104,000	6,896,240
Frontier Oil Corp.	384,100	12,410,271
GeoResources, Inc. (a)	117,149	2,634,681
Oasis Petroleum, Inc. (a)	375,200	11,135,936
SM Energy Co.	205,600	15,107,488
Whiting Petroleum Corp. (a)	95,600	5,440,596
World Fuel Services Corp.	77,400	2,780,982
		61,551,044
Paper & Forest Products — 0.6%
Wausau Paper Corp.	978,800	6,597,112
Pharmaceuticals — 0.3%
K-V Pharmaceutical Co., Class A (a)(b)	1,456,800	3,962,496
Professional Services — 1.3%
Kelly Services, Inc., Class A (a)	328,300	5,416,950
Kforce, Inc. (a)	435,200	5,692,416
Resources Connection, Inc.	363,400	4,375,336
		15,484,702
Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	526,200	10,697,646
American Campus Communities, Inc.	364,000	12,929,280
BioMed Realty Trust, Inc.	636,200	12,240,488
CommonWealth REIT	347,575	8,981,338
Cousins Properties, Inc.	404,900	3,457,846
Dupont Fabros Technology, Inc. (b)	295,200	7,439,040
Getty Realty Corp.	201,900	5,093,937

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2011	2

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Kilroy Realty Corp.	239,000	$9,438,110
Lexington Corporate Properties Trust (b)	1,003,350	9,160,585
The Macerich Co.	258	13,813
Omega Healthcare Investors, Inc.	485,500	10,200,355
		89,652,438
Road & Rail — 1.6%
Marten Transport Ltd.	403,148	8,707,997
Vitran Corp., Inc. (a)	752,321	9,554,476
		18,262,473
Semiconductors & Semiconductor Equipment — 4.0%
Cymer, Inc. (a)(b)	147,400	7,297,774
DSP Group, Inc. (a)	927,237	8,066,962
MKS Instruments, Inc.	295,000	7,793,900
PMC-Sierra, Inc. (a)	1,094,000	8,281,580
Standard Microsystems Corp. (a)	271,300	7,322,387
Teradyne, Inc. (a)	387,900	5,740,920
Zoran Corp. (a)	278,050	2,335,620
		46,839,143
Software — 2.9%
Bottomline Technologies, Inc. (a)	506,097	12,505,657
Compuware Corp. (a)	502,900	4,908,304
Radiant Systems, Inc. (a)	559,000	11,683,100
TIBCO Software, Inc. (a)	193,900	5,626,978
		34,724,039
Specialty Retail — 4.4%
Ascena Retail Group Inc. (a)	331,615	11,291,491
Charming Shoppes, Inc. (a)	107,061	445,374
The Children’s Place Retail Stores, Inc. (a)	135,000	6,006,150
Collective Brands, Inc. (a)	217,461	3,194,502
Express, Inc.	445,900	9,720,620
Genesco, Inc. (a)	203,900	10,623,190
The Pep Boys – Manny, Moe & Jack	530,200	5,795,086
Penske Auto Group, Inc.	223,000	5,071,020
		52,147,433
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group, Ltd. (a)	157,100	5,416,808
The Jones Group, Inc.	383,016	4,155,724
		9,572,532
Thrifts & Mortgage Finance — 0.9%
Dime Community Bancshares, Inc.	382,900	5,567,366
Provident Financial Services, Inc.	341,400	4,888,848
		10,456,214
Total Common Stocks – 97.9%		1,152,996,322

Warrants (d)	Shares	Value
Commercial Banks — 0.4%
Texas Capital Bancshares, Inc. (Expires 1/16/19)	291,000	$4,236,960
Total Warrants – 0.4%		4,236,960
Total Long-Term Investments (Cost – $878,197,300) – 98.3%		1,157,233,282

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (e)(f)	11,615,533	11,615,533

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.07% (e)(f)(g)	$32,901	32,901,073
Total Short-Term Securities (Cost – $44,516,606) – 3.8%		44,516,606
Total Investments (Cost – $922,713,906*) – 102.1%		1,201,749,888
Liabilities in Excess of Other Assets – (2.1)%		(24,191,591)
Net Assets – 100.0%		$1,177,558,297

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$939,630,732
Gross unrealized appreciation	$301,507,307
Gross unrealized depreciation	(39,388,151)
Net unrealized appreciation	$262,119,156

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Value Opportunities LLC

(c)

Investments in companies (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,

Affiliate	Shares Held at March 31, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Loss
OraSure Technologies, Inc.	2,616,100	—	193,259	2,422,841	$20,666,834	$(82,043)

(d)

Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at March 31, 2011	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,440,783	(8,825,250)	11,615,533	$3,433
BlackRock Liquidity Series, LLC Money Market Series	$25,810,450	$7,090,623	$32,901,073	$73,207

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2011	4

Schedule of Investments (concluded)	Master Value Opportunities LLC

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,157,233,282	—	—	$1,157,233,282
Short-Term Securities	11,615,533	$32,901,073	—	44,516,606
Total	$1,168,848,815	$32,901,073	—	$1,201,749,888

[1]	See above Schedule of Investments for values in each industry.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2011